Consolidated Statement of Stockholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2025 $ / shares
Statement of Stockholders' Equity [Abstract]
Common Stock, Dividends, Per Share, Cash Paid	$ 1.10
Common Stock, Dividends, Per Share, Cash Declared	$ 0.50